Average Annual Total Returns - GABELLI CAPITAL ASSET FUND	Apr. 30, 2021
StandardPoorsSPFiveHundredIndex [Member]
Average Annual Return:
1 Year	18.40%
5 Years	15.22%
10 Years	13.88%
CLASS AAA
Average Annual Return:
1 Year	6.34%
5 Years	9.24%
10 Years	8.67%